Submission	Jul. 21, 2026
Submission [Line Items]
Central Index Key	0001658247
Registrant Name	Crinetics Pharmaceuticals, Inc.
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A